Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Depletion
Depletion	$ 75,337	$ 59,780
Impairment	1,627	1,086
Carrying Amount	1,560,416	1,781,256
Other
Accumulated Depletion
Carrying Amount	251,372	281,327
Cost
Cost
Opening	2,242,154	873,683
Net Additions (Disposals)	(152,145)	1,368,471
Ending	2,090,009	2,242,154
Cost | Other
Cost
Opening	609,670	455,000
Net Additions (Disposals)	(14,091)	154,670
Ending	595,579	609,670
Accumulated Depletion
Accumulated Depletion
Opening	460,898	400,032
Depletion	75,337	59,780
Depletion in Ending Inventory	3,149
Disposals	(11,418)
Impairment	1,627	1,086
Ending	529,593	460,898
Accumulated Depletion | Other
Accumulated Depletion
Opening	328,343	314,512
Depletion	13,865	12,745
Depletion in Ending Inventory	372
Disposals	0
Impairment	1,627	1,086
Ending	344,207	328,343
Peru | Antamina
Accumulated Depletion
Carrying Amount	184,848	336,551
Peru | Cost | Antamina
Cost
Opening	342,227	0
Net Additions (Disposals)	(154,545)	342,227
Ending	187,682	342,227
Peru | Accumulated Depletion | Antamina
Accumulated Depletion
Opening	5,676	0
Depletion	8,576	5,676
Depletion in Ending Inventory	0
Disposals	(11,418)
Impairment	0	0
Ending	2,834	5,676
Brazil | Aurizona
Accumulated Depletion
Carrying Amount	7,353	7,845
Brazil | Chapada
Accumulated Depletion
Carrying Amount	43,895	46,656
Brazil | Vale Royalties
Accumulated Depletion
Carrying Amount	111,380	113,806
Brazil | Cost | Aurizona
Cost
Opening	11,091	11,091
Net Additions (Disposals)	0	0
Ending	11,091	11,091
Brazil | Cost | Chapada
Cost
Opening	69,561	69,554
Net Additions (Disposals)	0	7
Ending	69,561	69,561
Brazil | Cost | Vale Royalties
Cost
Opening	117,787	117,787
Net Additions (Disposals)	0	0
Ending	117,787	117,787
Brazil | Accumulated Depletion | Aurizona
Accumulated Depletion
Opening	3,246	2,867
Depletion	492	379
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	3,738	3,246
Brazil | Accumulated Depletion | Chapada
Accumulated Depletion
Opening	22,905	19,845
Depletion	2,761	3,060
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	25,666	22,905
Brazil | Accumulated Depletion | Vale Royalties
Accumulated Depletion
Opening	3,981	1,444
Depletion	2,426	2,537
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	6,407	3,981
South Africa | Blyvoor
Accumulated Depletion
Carrying Amount	104,263	105,545
South Africa | Platreef
Accumulated Depletion
Carrying Amount	187,000	186,640
South Africa | Cost | Blyvoor
Cost
Opening	106,332	0
Net Additions (Disposals)	0	106,332
Ending	106,332	106,332
South Africa | Cost | Platreef
Cost
Opening	186,640	0
Net Additions (Disposals)	360	186,640
Ending	187,000	186,640
South Africa | Accumulated Depletion | Blyvoor
Accumulated Depletion
Opening	787	0
Depletion	1,225	787
Depletion in Ending Inventory	57
Disposals	0
Impairment	0	0
Ending	2,069	787
South Africa | Accumulated Depletion | Platreef
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	0	0
Cote d'Ivoire | Bonikro
Accumulated Depletion
Carrying Amount	28,869	34,667
Cote d'Ivoire | Cost | Bonikro
Cost
Opening	37,773	0
Net Additions (Disposals)	0	37,773
Ending	37,773	37,773
Cote d'Ivoire | Accumulated Depletion | Bonikro
Accumulated Depletion
Opening	3,106	0
Depletion	4,956	3,106
Depletion in Ending Inventory	842
Disposals	0
Impairment	0	0
Ending	8,904	3,106
Chile | Caserones
Accumulated Depletion
Carrying Amount	75,190	81,022
Chile | Cost | Caserones
Cost
Opening	82,678	0
Net Additions (Disposals)	0	82,678
Ending	82,678	82,678
Chile | Accumulated Depletion | Caserones
Accumulated Depletion
Opening	1,656	0
Depletion	5,832	1,656
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	7,488	1,656
Argentina | Cerro Moro
Accumulated Depletion
Carrying Amount	15,216	25,969
Argentina | Cost | Cerro Moro
Cost
Opening	74,261	74,252
Net Additions (Disposals)	0	9
Ending	74,261	74,261
Argentina | Accumulated Depletion | Cerro Moro
Accumulated Depletion
Opening	48,292	36,298
Depletion	10,753	11,994
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	59,045	48,292
Ecuador | Fruta del Norte
Accumulated Depletion
Carrying Amount	25,160	27,258
Ecuador | Cost | Fruta del Norte
Cost
Opening	33,268	33,268
Net Additions (Disposals)	0	0
Ending	33,268	33,268
Ecuador | Accumulated Depletion | Fruta del Norte
Accumulated Depletion
Opening	6,010	3,594
Depletion	2,098	2,416
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	8,108	6,010
Canada | Greenstone
Accumulated Depletion
Carrying Amount	107,234	107,234
Canada | Horne 5
Accumulated Depletion
Carrying Amount	78,934	78,934
Canada | Cost | Greenstone
Cost
Opening	107,234	0
Net Additions (Disposals)	0	107,234
Ending	107,234	107,234
Canada | Cost | Horne 5
Cost
Opening	78,934	0
Net Additions (Disposals)	0	78,934
Ending	78,934	78,934
Canada | Accumulated Depletion | Greenstone
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	0	0
Canada | Accumulated Depletion | Horne 5
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	0	0
Türkiye | Hod Maden
Accumulated Depletion
Carrying Amount	206,995	206,969
Türkiye | Cost | Hod Maden
Cost
Opening	206,969	5,818
Net Additions (Disposals)	26	201,151
Ending	206,995	206,969
Türkiye | Accumulated Depletion | Hod Maden
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	0	0
Burkina Faso | Houndé
Accumulated Depletion
Carrying Amount	27,185	29,020
Burkina Faso | Cost | Houndé
Cost
Opening	45,120	45,120
Net Additions (Disposals)	0	0
Ending	45,120	45,120
Burkina Faso | Accumulated Depletion | Houndé
Accumulated Depletion
Opening	16,100	13,941
Depletion	1,835	2,159
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	17,935	16,100
Mongolia | Hugo North Extension and Heruga
Accumulated Depletion
Carrying Amount	35,358	35,352
Mongolia | Cost | Hugo North Extension and Heruga
Cost
Opening	35,352	35,352
Net Additions (Disposals)	6	0
Ending	35,358	35,352
Mongolia | Accumulated Depletion | Hugo North Extension and Heruga
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0
Disposals	0
Impairment	0	0
Ending	0	0
Mexico | Mercedes
Accumulated Depletion
Carrying Amount	51,298	62,665
Mexico | Cost | Mercedes
Cost
Opening	70,809	0
Net Additions (Disposals)	5,089	70,809
Ending	75,898	70,809
Mexico | Accumulated Depletion | Mercedes
Accumulated Depletion
Opening	8,144	0
Depletion	15,787	8,144
Depletion in Ending Inventory	669
Disposals	0
Impairment	0	0
Ending	24,600	8,144
USA | Relief Canyon
Accumulated Depletion
Carrying Amount	18,866	13,796
USA | Cost | Relief Canyon
Cost
Opening	26,448	26,441
Net Additions (Disposals)	11,010	7
Ending	37,458	26,448
USA | Accumulated Depletion | Relief Canyon
Accumulated Depletion
Opening	12,652	7,531
Depletion	4,731	5,121
Depletion in Ending Inventory	1,209
Disposals	0
Impairment	0	0
Ending	$ 18,592	$ 12,652